Investments (Details) - EBP 002 - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 3,525,342	$ 3,434,960
Dividends	11,507
Cash and Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,563	5,617
Common stock - Eastman Chemical Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	216,548	265,688
Common stock - other
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	124,441	121,904
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	178,543	169,871
Collective investment trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,445,950	2,213,427
Managed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	365,774	479,647
Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 189,523	$ 178,806
Eastman Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares purchased (in shares)	987,100
Number of shares sold (in shares)	452,534
Number of shares purchased, price per share (in dollars per share)	$ 70.41
Number of shares sold, price per share (in dollars per share)	$ 75.50
Dividends	$ 4,700
Eastman ESOP Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares purchased (in shares)	218,100
Number of shares sold (in shares)	269,513
Number of shares purchased, price per share (in dollars per share)	$ 92.51
Number of shares sold, price per share (in dollars per share)	$ 76.38
Dividends	$ 6,300